Other Charges (Recoveries)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Other Charges (Recoveries)
OTHER CHARGES (RECOVERIES):

		Year ended December 31
	Note	2017	2018	2019
Restructuring charges (a)		$28.9	$35.4	$37.9
Losses on pension and non-pension post-employment benefit plans (b)	19	1.9	—	4.1
Transition Costs (Recoveries) (c)	7	1.6	13.2	(95.8)
Credit Facility-related charges (d)		—	1.2	2.0
Acquisition Costs and other (e)		4.6	11.2	1.9
		$37.0	$61.0	$(49.9)

(a)	Restructuring:
Our restructuring charges for the years indicated were comprised of the following:

	Year ended December 31
	2017	2018	2019
Cash charges	$25.1	$35.2	$28.1
Non-cash charges	3.8	0.2	9.8
	$28.9	$35.4	$37.9

We recorded an aggregate of $81.3 in restructuring charges from the commencement of our cost efficiency initiative (CEI) in the fourth quarter of 2017 through its completion at the end of 2019. The CEI included actions related to our previously-disclosed CCS segment portfolio review (CCS Review) and our capital equipment business, and resulted in reductions to our workforce, as well as consolidation of certain sites to better align capacity and infrastructure with current and anticipated customer demand, related transfers of customer programs and production, re-alignment of business processes, management reorganizations, and other associated activities.
We recorded restructuring charges of $37.9 in 2019, all in connection with our CEI, consisting of cash charges of $28.1, primarily for employee termination costs, and non-cash charges of $9.8. The non-cash restructuring charges recorded in 2019 represented the write-down of certain equipment, primarily related to our capital equipment business and disengaged programs, and the write down of ROU assets ($1.0) pertaining to vacated properties, resulting in part from certain sublet recoveries that were lower than the carrying value of the related leases. Our restructuring provision at December 31, 2019 was $11.2 (December 31, 2018 — $10.3), which we recorded in the current portion of provisions on our consolidated balance sheet. See note 11.
We recorded restructuring charges of $35.4 in 2018, all in connection with our CEI, consisting of cash charges of $35.2, primarily for consultant costs, and employee and lease termination costs, and non-cash charges of $0.2, representing losses on the sale of surplus equipment. We recorded restructuring charges of $28.9 in 2017. Our restructuring charges for 2017 consisted of cash charges of $25.1, comprised of employee termination costs related to our Organizational Design and Global Business Services initiatives (each of which were completed in 2017), costs in connection with the rationalization of certain operations in the third quarter of 2017, and $8.0 of charges in connection with our CEI in the fourth quarter of 2017, and net non-cash charges of $3.8 to write down the carrying value of our solar panel manufacturing equipment which we have since sold.
See notes 2(k) and 11 for further details regarding our restructuring provisions.
(b)    Losses on pension and non-pension post-employment benefit plans:
In April 2017, the trustees of our U.K. supplementary pension plan entered into an agreement with a third party insurance company to purchase an annuity for all participants of this plan, all of whom are retired. The cost of the annuity resulted in a non-cash loss of $1.9 which we recorded during the second quarter of 2017 in other charges in our consolidated statement of operations. Also see note 19 for a discussion of non-cash losses recorded in OCI in each of March 2017 and June 2018 in connection with annuities we purchased for participants in our U.K. main pension plan.
During Q4 2019, we recorded non-cash charges of $4.1, representing additional obligations under our Thailand post-employment benefit plan as a result of recent changes in labor protection laws in Thailand that increase severance benefits for specified employees upon termination.
(c)    Transition Costs (Recoveries):
Transition Costs are comprised of transition-related relocation and duplicate costs pertaining to: (i) the relocation of our Toronto manufacturing operations and our corporate headquarters in connection with the sale of our Toronto real property (Toronto Transition Costs); and (ii) the transfer of certain capital equipment manufacturing lines from closed sites to other sites within our global network in response to the current capital equipment demand environment (Internal Relocation Costs). Transition Costs consist of direct relocation and duplicate costs (such as rent expense, utility costs, depreciation charges, and personnel costs) incurred during the transition periods, as well as cease-use costs incurred in connection with idle or vacated portions of the relevant premises. Transition Recoveries consist of the $102.0 Property Gain we recorded in Q1 2019. See note 7 for a discussion of Toronto Transition Costs and the sale of our Toronto real property. We recorded $2.4 of Internal Relocation Costs in 2019 (no such costs were recorded prior to the third quarter of 2019).
(d)    Credit Facility-related charges:
During the second quarter of 2018, we recorded a $1.2 charge to accelerate the amortization of unamortized deferred financing costs related to the extinguishment of the Prior Facility. See note 12. During Q4 2019, we incurred $2.0 in fees in connection with obtaining the Waivers in October 2019 (Waiver Fees).

(e)	Acquisition Costs and other:
During 2019, we recorded $3.9 (2018 — $11.0; 2017 — $4.5) in Acquisition Costs. See note 3. Acquisition Costs in 2019 and 2017 were offset in part by legal recoveries in connection with the settlement of class action lawsuits in which we were a plaintiff. The 2017 recoveries of $1.1 were partially offset by costs we recorded for unrelated legal matters.